Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Current assets:
Cash	$ 409,714	$ 559,158
Accounts receivable, net	51,735
Inventory	645,572	97,636
Prepaid expenses and other current assets	129,600	539,592
Deferred offering cost	624,204	297,437
Total current assets	1,860,825	1,493,823
Property and equipment, net	988,469	9,595
Construction-in-progress		452,405
Deposits	22,703	3,178
Intangible assets	172,266	189,956
Operating lease right-of-use asset	146,909	158,451
Total assets	3,191,172	2,307,408
Current liabilities:
Accounts payable	1,188,642	436,011
Accrued expenses and other current liabilities	142,116	116,825
Lease liability, current portion	36,449	36,449
Note payable	70,041
Total current liabilities	1,437,248	589,285
Lease liability, net of current portion	110,459	122,002
Total liabilities	1,547,707	711,287
Commitments and contingencies (see Note 9)
Shareholders’ equity
Preferred shares, no par value - unlimited authorized, 0 shares issued and outstanding
Common shares, no par value - unlimited authorized, 6,351,354 and 5,804,254 shares issued and outstanding as of June 30, 2022 and December 31, 2021, respectively	7,081,261	4,357,943
Additional paid-in capital	457,535	195,501
Accumulated deficit	(5,848,477)	(2,921,325)
Accumulated other comprehensive loss	(46,854)	(35,998)
Total shareholders’ equity	1,643,465	1,596,121
Total liabilities and shareholders’ equity	$ 3,191,172	$ 2,307,408